SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of compensation plan 2016-2018
	Base Units
	Opening				Closing
Periods	balance	Granted	Annulled	Exercised	Balance
From January 1 to December 31, 2018	2,932,896	-	(171,419)	(1,168,700)	1,592,777
From January 1 to December 31, 2019	1,592,777	93,481	-	(1,686,258)	-

Schedule of stock-based payments
Multiplus S.A.
4nd Extraordinary
	3rd Grant	4th Grant	Grant
Description	03/21/2012	04/03/2013	11/20/2013	Total
Outstanding option number as December 31, 2018	84,249	163,251	-	247,500
Outstanding option number as December 31, 2019	-	-	-	-

Schedule of acquisition of the share’s rights
	Number of shares		Number of shares
	Accrued options		Non accrued options
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Company	2019	2018	2019	2018
Multiplus S.A.	-	247,500	-	247,500

Schedule of number shares in circulation
			Not acquired due
	Opening		to breach of employment	Closing
	balance	Exercised	retention conditions	balance

From January 1 to December 31, 2018	309,710	(83,958)	(8,916)	216,836
From January 1 to December 31, 2019	216,836	-	-	216,836